Note 11 - Borrowings	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Debt Disclosure [Text Block]

Note 11 - Borrowings

As of December 31, 2022, Quaint Oak Bank has a maximum borrowing capacity with the Federal Home Loan Bank of approximately $353.4 million. Quaint Oak Bank’s Federal Home Loan Bank advances outstanding were $159.2 million and $49.2 million at December 31, 2022 and 2021, respectively. As of December 31, 2022, Quaint Oak Bank has $8.1 million in borrowing capacity with the Federal Reserve Bank of Philadelphia under the discount window program. Quaint Oak Bank borrowed $7.0 million from the FRB discount window as of December 31, 2022. There were no borrowings under this discount window as of  December 31, 2021. As of December 31, 2022, Quaint Oak Bank had no outstanding advances with the FRB under the PPPLF program.

As of December 31, 2022, there was $5.5 million of other short-term borrowings representing balances on two lines of credit that Oakmont Capital Holdings, LLC has with a credit union. Borrowing capacity on the two lines of credit total $15.0 million at December 31, 2022.

Short-term borrowings and the weighted interest rates consist of the following at December 31, 2022 and 2021 (dollars in thousands):

	FHLB Short-Term Borrowings At or For the Year Ended December 31,		FRB Short-Term Borrowings At or For the Year Ended December 31,		Other Short-Term Borrowings At or For the Year Ended December 31,
	2022	2021	2022	2021	2022	2021
	(Dollars in Thousands)
Average balance outstanding	$31,505	$10,405	$583	$-	$1,601	$1,300
Maximum amount outstanding at any month- end during the period	93,200	26,000	7,000	-	5,489	6,986
Balance outstanding at end of period	93,200	26,000	7,000	-	5,489	-
Average interest rate during the period	2.34%	0.30%	1.65%	-	6.68%	12.46%
Weighted average interest rate at end of period	4.45%	0.28%	4.50%	-	7.11%	-%

Federal Home Loan Bank long-term borrowings and the weighted interest rate consist of the following at December 31, 2022 and 2021 (in thousands):

	December 31, 2022		December 31, 2021
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2022	$--	--%	$7,171	2.10%
2023	57,000	2.22	7,000	2.16%
2024	6,167	2.05	6,167	2.05
2025	2,855	1.25	2,855	1.25
Total FHLB long-term debt	$66,022	2.16%	$23,193	2.00%

Federal Reserve Bank long-term borrowings increased to $7.0 million at December 31, 2022 compared to $3.9 million at December 31, 2021 as the Company paid off $3.9 million of first round PPP loans pledged as collateral under the FRB’s Paycheck Protection Program Liquidity Facility (PPPLF) and borrowed $7.0 million from the FRB discount window. Under the PPPLF the Company pledged certain PPP loans as collateral and borrowed from the Federal Reserve at a rate of 0.35% that is fixed for two years. These borrowings are paid off as the PPP loans pledged as collateral are forgiven through the SBA PPP loan forgiveness program.